Investments in Equity Accounted Investees - Summary of Financial Information of Immaterial Joint Ventures Accounted for using the Equity Method (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Mar. 31, 2018 USD ($)
Disclosure of joint ventures [line items]
Company's share of other comprehensive income in immaterial joint ventures	₨ 3,996.7	$ 61.4	₨ (3,087.0)	₨ 282.4
Immaterial joint ventures [Member]
Disclosure of joint ventures [line items]
Carrying amount of the Company's interest in joint ventures	25.0		647.7		$ 0.4
Company's share of profit/(loss) in immaterial joint ventures	162.5	2.5	276.5	207.4
Company's share of other comprehensive income in immaterial joint ventures			(130.3)
Company's share of total comprehensive income in associates	₨ 162.5	$ 2.5	₨ 146.2	₨ 207.4